Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) $ in Millions	Dec. 31, 2025 USD ($)
Finance leases
2026	$ 331
2027	313
2028	225
2029	182
2030	94
Thereafter	152
Imputed Interest	(145)
Total	1,153
Operating leases
2026	935
2027	780
2028	562
2029	430
2030	277
Thereafter	974
Imputed Interest	(612)
Total	3,347
Amount of leases not yet commenced	$ 314